Financial risk management - Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk management
Financial assets	€ 16,493	€ 16,069
Credit risk
Risk management
Financial instruments with call period less than three months	551	424
Restricted investments	122	119
Cash | Credit risk
Risk management
Financial assets	2,398	2,888
Cash | AA+ to AA- | Credit risk
Risk management
Financial assets	683	1,073
Cash | A+ to A- | Credit risk
Risk management
Financial assets	1,553	1,534
Cash | BBB+ to BBB- | Credit risk
Risk management
Financial assets	39	180
Cash | Non-rated | Credit risk
Risk management
Financial assets	123	101
Trading securities | Credit risk
Risk management
Financial assets	9,244	9,268
Trading securities | Credit risk | Due within 3 months
Risk management
Financial assets	4,486	5,653
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	1,167	373
Trading securities | Credit risk | 1 to 3 years
Risk management
Financial assets	481	125
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	439	229
Trading securities | Credit risk | More than 5 years
Risk management
Financial assets	273
Trading securities | AAA | Credit risk
Risk management
Financial assets	1,046	1,819
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Financial assets	1,046	1,819
Trading securities | AA+ to AA- | Credit risk
Risk management
Financial assets	1,576	1,640
Trading securities | AA+ to AA- | Credit risk | Due within 3 months
Risk management
Financial assets	643	567
Trading securities | AA+ to AA- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	250
Trading securities | A+ to A- | Credit risk
Risk management
Financial assets	5,359	4,635
Trading securities | A+ to A- | Credit risk | Due within 3 months
Risk management
Financial assets	2,314	2,376
Trading securities | A+ to A- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	865	371
Trading securities | A+ to A- | Credit risk | 1 to 3 years
Risk management
Financial assets	190	125
Trading securities | A+ to A- | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	234	229
Trading securities | A+ to A- | Credit risk | More than 5 years
Risk management
Financial assets	203
Trading securities | BBB+ to BBB- | Credit risk
Risk management
Financial assets	1,126	1,061
Trading securities | BBB+ to BBB- | Credit risk | Due within 3 months
Risk management
Financial assets	477	879
Trading securities | BBB+ to BBB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	52	2
Trading securities | BBB+ to BBB- | Credit risk | 1 to 3 years
Risk management
Financial assets	291
Trading securities | BBB+ to BBB- | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	197
Trading securities | BBB+ to BBB- | Credit risk | More than 5 years
Risk management
Financial assets	70
Trading securities | Non-rated | Credit risk
Risk management
Financial assets	137	113
Trading securities | Non-rated | Credit risk | Due within 3 months
Risk management
Financial assets	6	€ 12
Trading securities | Non-rated | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	€ 8